Parent company only condensed financial information (Tables)	12 Months Ended
Dec. 31, 2021
Parent company only condensed financial information
Summary of condensed balance sheets

Condensed balance sheets

	As of December 31,
	2020	2021
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	177,920	10,846	1,702
Short-term investments	—	158,565	24,882
Prepaid expenses and other assets	2,057	403	63
Amounts due from subsidiaries and consolidated VIEs	82,667	85,434	13,407
Total current assets	262,644	255,248	40,054
Non-current assets:
Investments in subsidiaries and VIEs	1,302,576	179,635	28,189
Total non-current assets	1,302,576	179,635	28,189
TOTAL ASSETS	1,565,220	434,883	68,243
LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other liabilities	—	71	11
Amounts due from subsidiaries and consolidated VIEs	134	134	22
Total current liabilities	134	205	33
Total liabilities	134	205	33
Shareholders’ equity:
Class A ordinary shares (par value of US$0.000002 per share; and 35,390,055 and 35,390,055 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	—	—	—
Class B ordinary shares (par value of US$0.000002 per share; 35,071,400 and 35,071,400 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	1	1	—
Additional paid-in capital	1,241,845	1,252,103	196,482
Accumulated other comprehensive loss	(2,510)	(2,510)	(394)
Retained earnings (accumulated deficit)	325,750	(814,916)	(127,878)
Total Weidai Ltd. shareholder’s equity	1,565,086	434,678	68,210
TOTAL LIABILITIES AND EQUITY	1,565,220	434,883	68,243

Summary of statements of operations

Condensed statements of operations

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Other revenues	—	1,020	1,466	230
Total net revenues	—	1,020	1,466	230
Sales and marketing	(488)	(209)	—	—
General and administrative	(6,765)	(5,791)	(4,806)	(754)
Total operating costs and expenses	(7,253)	(6,000)	(4,806)	(754)
Income/(loss) from operations	(7,253)	(4,980)	(3,340)	(524)
Interest income/(expense) and foreign currency exchange gain/(loss), net	9,654	(8,696)	(2,533)	(397)
Other income, net	(4)
Net income/(loss) before equity in losses of subsidiaries and consolidated VIEs and VIEs’ subsidiaries	2,397	(13,676)	(5,873)	(921)
Equity in losses of subsidiaries and consolidated VIEs and VIEs’ subsidiaries	251,213	(698,897)	(1,134,793)	(178,074)
Net income/(loss)	253,610	(712,573)	(1,140,666)	(178,995)
Foreign currency translation adjustment	190	—	—	—
Comprehensive income/(loss)	253,800	(712,573)	(1,140,666)	(178,995)

Summary of statements of cash flows

Condensed statements of cash flows

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	10,228	(13,583)	(7,880)	(1,237)
Net cash used in investing activities	(12,366)	(66,156)	(159,194)	(24,981)
Net cash used in financing activities	(15,167)	—	—	—
Net decrease in cash and cash equivalents	(17,305)	(79,739)	(167,074)	(26,218)
Cash and cash equivalents and restricted cash at the beginning of the year	274,964	257,659	177,920	27,920
Cash and cash equivalents and restricted cash at the end of the year	257,659	177,920	10,846	1,702